Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued accounting and professional services costs	$ 1,287,000	$ 2,365,081	$ 2,419,829
Sales tax payable	184,000	250,672	452,508
Excise tax payable	224,000	223,717	223,717
Provision for tax payable	569,000	577,726
Accrued payroll and benefit costs	683,000	439,693	207,970
Accrued legal costs	154,000	167,936	315,764
Accrued subscription costs	47,000	53,369	46,759
Accrued streaming service costs	214,000	51,563	51,308
Other current liabilities	119,000	224,186	173,163
Total accrued expenses and other current liabilities	$ 3,481,000	4,353,943	$ 3,891,018
Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued accounting and professional services costs		2,365,000
Sales tax payable		251,000
Excise tax payable		224,000
Provision for tax payable		578,000
Accrued payroll and benefit costs		440,000
Accrued legal costs		168,000
Accrued subscription costs		53,000
Accrued streaming service costs		51,000
Other current liabilities		224,000
Total accrued expenses and other current liabilities		$ 4,354,000